Trading Assets - Summary of Geographic Breakdown Trading Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Trading loans	$ 8,352	$ 13,829
United States [member]
Disclosure of financial assets [line items]
Trading loans	6,227	8,112
Europe [member]
Disclosure of financial assets [line items]
Trading loans	1,075	3,414
Asia Pacific [member]
Disclosure of financial assets [line items]
Trading loans	141	1,339
Canada [member]
Disclosure of financial assets [line items]
Trading loans	266	434
Other Countries [member]
Disclosure of financial assets [line items]
Trading loans	$ 643	$ 530